RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation right-of-use assets		$ 1,004,913	$ 814,220
Amortization amount		775,728	466,094
Interest expense on lease liabilities		787,341	491,336	[1]	$ 131,291
Right-of-use assets			12,573,710	[2]
[custom:GainOnLeaseModification]		$ 308,763		[3]		[3]
Weighted average discount rate utilized to calculate the present value of the lease liabilities		4.97%	7.71%
Weighted average remaining life of lease			22 years
Buildings related party [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets		$ 11,149,101	$ 11,149,101
University of antelope valley [member] | Buildings related party [member]
IfrsStatementLineItems [Line Items]
Lease term	12 years
Right-of-use assets	$ 11,149,101
Entrepreneur resorts limited [member]
IfrsStatementLineItems [Line Items]
Depreciation right-of-use assets		$ 332,497	$ 489,180

[1]	Restatement details in Note 2
[2]	Restatement details in Note 2
[3]	Restatement details in Note 2